UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      157,209
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGCO CORP                    COM              001084102    1,210    35,000 SH       DEFINED    01          35,000      0    0
ALLIED WRLD ASSUR COM HLDG A SHS              H01531104    1,343    25,000 SH       DEFINED    01          25,000      0    0
ALLSTATE CORP                COM              020002101    2,357    99,500 SH       DEFINED    01          99,500      0    0
ALPHA NATURAL RESOURCES INC  COM              02076X102    1,327    75,000 SH       DEFINED    01          75,000      0    0
AMERICAN AXLE & MFG HLDGS IN COM              024061103   10,682 1,400,000     CALL DEFINED    01       1,400,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    6,120 1,000,000     CALL DEFINED    01       1,000,000      0    0
BITAUTO HLDGS LTD            SPONSORED ADS    091727107    4,412   723,210 SH       DEFINED    01         723,210      0    0
BITSTREAM INC                CL A             091736108    6,313 1,135,462 SH       DEFINED    01       1,135,462      0    0
CATERPILLAR INC DEL          COM              149123101      738    10,000 SH       DEFINED    01          10,000      0    0
CENTRAL EUROPEAN DIST CORP   COM              153435102   10,165 1,450,000     CALL DEFINED    01       1,450,000      0    0
CF INDS HLDGS INC            COM              125269100    2,221    18,000 SH       DEFINED    01          18,000      0    0
CHEVRON CORP NEW             COM              166764100    3,842    41,500 SH       DEFINED    01          41,500      0    0
CHINAEDU CORP                SPONS ADR        16945L107    8,818 1,497,136 SH       DEFINED    01       1,497,136      0    0
CORNING INC                  COM              219350105    2,472   200,000     CALL DEFINED    01         200,000      0    0
CUMMINS INC                  COM              231021106    1,837    22,500 SH       DEFINED    01          22,500      0    0
DRYSHIPS INC                 SHS              Y2109Q101    5,148 2,200,000     CALL DEFINED    01       2,200,000      0    0
EATON CORP                   COM              278058102      888    25,000 SH       DEFINED    01          25,000      0    0
EMAGIN CORP                  COM NEW          29076N206    2,377   903,700 SH       DEFINED    01         903,700      0    0
FLOTEK INDS INC DEL          COM              343389102    5,414 1,159,351 SH       DEFINED    01       1,159,351      0    0
GAFISA S A                   SPONS ADR        362607301      866   150,000 SH       DEFINED    01         150,000      0    0
GENERAL CABLE CORP DEL NEW   COM              369300108    2,335   100,000 SH       DEFINED    01         100,000      0    0
GENWORTH FINL INC            COM CL A         37247D106      574   100,000 SH       DEFINED    01         100,000      0    0
HALLIBURTON CO               COM              406216101    3,736   122,400 SH       DEFINED    01         122,400      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104    2,341   145,064 SH       DEFINED    01         145,064      0    0
HECKMANN CORP                *W EXP 11/09/201 422680116      328 3,278,703 SH       DEFINED    01       3,278,703      0    0
ICICI BK LTD                 ADR              45104G104    2,292    66,000 SH       DEFINED    01          66,000      0    0
INDIA FD INC                 COM              454089103      574    25,000 SH       DEFINED    01          25,000      0    0
INERGY L P                   UNIT LTD PTNR    456615103      626    25,000 SH       DEFINED    01          25,000      0    0
ISHARES INC                  MSCI S KOREA     464286772    2,329    50,000 SH       DEFINED    01          50,000      0    0
ISHARES INC                  MSCI TAIWAN      464286731    3,030   256,600 SH       DEFINED    01         256,600      0    0
ISHARES TR                   HIGH YLD CORP    464288513    9,670   116,750 SH       DEFINED    01         116,750      0    0
LONGTOP FINL TECHNOLOGIES LT ADR              54318P108      400 1,858,400 SH       DEFINED    01       1,858,400      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    5,823   105,500 SH       DEFINED    01         105,500      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    2,170    77,100 SH       DEFINED    01          77,100      0    0
METLIFE INC                  COM              59156R108    2,269    81,000 SH       DEFINED    01          81,000      0    0
MORGAN STANLEY INDIA INVS FD COM              61745C105      554    33,000 SH       DEFINED    01          33,000      0    0
MOSAIC CO NEW                COM              61945C103    2,204    45,000 SH       DEFINED    01          45,000      0    0
NEWCASTLE INVT CORP          COM              65105M108    4,328 1,025,604 SH       DEFINED    01       1,025,604      0    0
NOVA MEASURING INSTRUMENTS L COM              M7516K103    5,128   954,900 SH       DEFINED    01         954,900      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    3,664    51,250 SH       DEFINED    01          51,250      0    0
PATRIOT COAL CORP            COM              70336T104    1,269   150,000 SH       DEFINED    01         150,000      0    0
POTASH CORP SASK INC         COM              73755L107    3,025    70,000 SH       DEFINED    01          70,000      0    0
PRINCIPAL FINL GROUP INC     COM              74251V102      680    30,000 SH       DEFINED    01          30,000      0    0
PRUDENTIAL FINL INC          COM              744320102    2,737    58,400 SH       DEFINED    01          58,400      0    0
RED LION HOTELS CORP         COM              756764106    1,958   291,758 SH       DEFINED    01         291,758      0    0
SCHLUMBERGER LTD             COM              806857108    2,837    47,500 SH       DEFINED    01          47,500      0    0
STRATEGIC HOTELS & RESORTS I COM              86272T106       48    11,200 SH       DEFINED    01          11,200      0    0
TEXAS ROADHOUSE INC          COM              882681109       13     1,000 SH       DEFINED    01           1,000      0    0
TITAN INTL INC ILL           COM              88830M102      900    60,000 SH       DEFINED    01          60,000      0    0
TRAVELERS COMPANIES INC      COM              89417E109    1,706    35,000 SH       DEFINED    01          35,000      0    0
ULTRAPETROL BAHAMAS LTD      COM              P94398107      824   363,000 SH       DEFINED    01         363,000      0    0
VALIDUS HOLDINGS LTD         COM SHS          G9319H102    2,118    85,000 SH       DEFINED    01          85,000      0    0
VIMICRO INTL CORP            ADR              92718N109    1,477 1,054,887 SH       DEFINED    01       1,054,887      0    0
VISHAY INTERTECHNOLOGY INC   COM              928298108      959   114,700 SH       DEFINED    01         114,700      0    0
VITESSE SEMICONDUCTOR CORP   COM NEW          928497304    2,135   723,750 SH       DEFINED    01         723,750      0    0
XL GROUP PLC                 SHS              G98290102    1,598    85,000 SH       DEFINED    01          85,000      0    0


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